Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 01, 2019
Entity Registrant Name	dei_EntityRegistrantName	FundVantage Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001388485
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 06, 2020
Document Effective Date	dei_DocumentEffectiveDate	Feb. 06, 2020
Prospectus Date	rr_ProspectusDate	Feb. 06, 2020
Lateef Focused Sustainable Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LIMAX
Lateef Focused Sustainable Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LIMIX